Significant Accounting Policies (Details) - Schedule of classifications	12 Months Ended
Oct. 31, 2022
Schedule of Classifications [Abstract]
Cash	Amortized cost
Amounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Due to related parties	Amortized cost
Short-term investments Derivative liability	FVTPL FVTPL